Consolidated Statement of Changes in Stockholders' Equity (Unaudited) - 6 months ended Jun. 30, 2016 - USD ($) $ in Thousands	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2015	$ 36,191	$ 37,236	$ 2,395	$ (13,518)	$ 62,304
Net income		3,413			3,413
Other comprehensive income			1,484		1,484
Common stock issuance, net of cost (361,715 shares)	11,229				11,229
Dividend reinvestment and purchase plan (7,951 shares)	255				255
Cash dividends ($0.54 per share)		(1,104)			(1,104)
Balance at Jun. 30, 2016	$ 47,675	$ 39,545	$ 3,879	$ (13,518)	$ 77,581